Security Deposits - Schedule of Security deposits consisted (Detail) - USD ($)	Sep. 30, 2021	Jul. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other deposits	$ 41,250	$ 41,250
Total security deposits	9,381,172
Luminant Purchase And Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collateral amount	3,063,020
Luminant Power Purchase Agreement Independent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collateral amount	$ 6,276,902